Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2014
Earnings per Share ("EPS") [Abstract]
Earnings per Share ("EPS")

16.Earnings per Share (“EPS”)

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2012, 2013 and 2014:

Basic EPS – Class A Common Shares

The two class method EPS is calculated as follows:

	Years Ended December 31,
Numerators	2012	2013	2014
Net loss	($17,557,125)	($16,953,032)	($51,796,181)
Less: Net loss attributable to non-vested share awards	444,326	351,877	832,333
Net loss attributable to common shareholders	($17,112,799)	($16,601,155)	($50,963,848)

Denominators
Weighted average common shares outstanding, basic and diluted	6,035,910	12,639,128	23,326,062

Net loss per common share, basic and diluted:	($2.84)	($1.31)	($2.18)

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A common shares issued for exercised stock option awards from the date they are issued or vested.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

Unvested share awards outstanding under the Company’s Stock Incentive Plan

Class A common shares issuable upon exercise of the Company’s outstanding options

The Company excluded the dilutive effect of 2,800 (2012 and 2013: 2,800) stock option awards, and 348,500 (2012: 58,335 and 2013: 339,000) non-vested share awards in calculating dilutive EPS for its Class A common shares as their effect was anti-dilutive.